Notes Payable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

(1)	Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.

(2)	Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.

(3)	The one-month LIBOR rate was 2.49% and 2.50% at March 31, 2019 and December 31, 2018, respectively.

(4)	Prime Rate was 5.50% and 5.50% at March 31, 2019 and December 31, 2018, respectively.

(5)	Creditors do not have recourse to Ashford Inc.

(6)	Creditors have recourse to Ashford Inc.

(7)
On March 1, 2018, the Company entered into a $35.0 million senior revolving credit facility with Bank of America, N.A. The credit facility provides for a three-year revolving line of credit. There is a one-year extension option subject to the satisfaction of certain conditions. The new credit facility includes the opportunity to expand the borrowing capacity by up to $40.0 million to an aggregate amount of $75.0 million, subject to certain conditions.

On March 21, 2018, Ashford Inc. entered into the First Amendment (the “Amendment”) to the Credit Agreement dated March 1, 2018 (the “Credit Facility”), , Bank of America, N.A., as administrative agent and letters of credit issuer, and the lenders from time to time party thereto. The Amendment is effective as of March 1, 2018, which is the date the Credit Facility became effective. Pursuant to the Amendment, the financial covenant of consolidated tangible net worth was replaced with the consolidated net worth, and Ashford Inc. is required to maintain consolidated net worth not less than 75% of the consolidated net worth as of December 31, 2017, plus 75% of the net equity proceeds of any future equity issuances by Ashford Inc.

(8)
On March 1, 2019, in connection with the acquisition of BAV, our J&S operating subsidiary amended the existing term loan and borrowed an additional $5.0 million. The revolving credit facility was also amended to increase the borrowing capacity from $3.0 million to $3.5 million. Net deferred loan costs associated with this financing of $198,000 and $183,000, respectively, are included as a reduction to “notes payable, net” on the condensed consolidated balance sheets as of March 31, 2019 and December 31, 2018. As of March 31, 2019 and December 31, 2018, $1.4 million and $1.0 million, respectively, of the term loan was recorded in current portion of notes payable, net. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at March 31, 2019 and December 31, 2018, was not material. As of March 31, 2019, $862,000 of credit was available under the revolving credit facility.

(9)
On March 1, 2019, in connection with the acquisition of BAV, our J&S operating subsidiary amended the existing equipment note and draw term note to increase the borrowing capacity to $8.0 million and $2.4 million, respectively. All the loans are partially secured by a security interest on all of the assets and equity interests of our J&S operating subsidiary.

(10)
On November 8, 2018, OpenKey renewed the Loan and Security Agreement that expired in October 2018 for a revolving credit facility in the amount of $1.5 million. The credit facility is secured by all of OpenKey's assets. In connection with the 2018 renewal, OpenKey granted the creditors a 10-year warrant to purchase approximately 23,000 shares of OpenKey's preferred stock at $1.61 per share with an estimated fair value of $26,000. The fair value of the warrants was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which is amortized over the remaining term of the line of credit and included in “amortization of loan costs” in our condensed consolidated statement of operations. As of March 31, 2019, OpenKey had no borrowings outstanding and the $1.5 million revolving credit facility funds were no longer available.

(11)	On April 6, 2017, Pure Wellness entered into a $100,000 line of credit. In February 2019, we paid off the remaining $60,000 balance on the line of credit.

(12)	On March 23, 2018, our RED operating subsidiary entered into a term loan of $750,000.

(13)
On February 28, 2019, our RED operating subsidiary renewed its $250,000 revolving credit facility. The revolving credit facility provides RED with available borrowings up to a total of $250,000. As of March 31, 2019, $250,000 was available under the revolving credit facility.

(14)	On February 27, 2019, our RED operating subsidiary entered into a draw term loan in the amount of $1.4 million. As of March 31, 2019, $867,000 was available under the draw term loan.

(15)	On August 31, 2018, our RED operating subsidiary entered into a term loan of $1.8 million.

Notes payable, net consisted of the following (in thousands):

Indebtedness	Borrower	Maturity	Interest Rate	December 31, 2018	December 31, 2017
Senior revolving credit facility	Ashford Inc.	March 1, 2021	Base Rate(1) + 2.00% to 2.50% or LIBOR(2) + 3.00% to 3.50%	$—	$—
Term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	8,917	9,917
Revolving credit facility	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,733	814
Capital lease obligations	J&S	Various	Various - fixed	661	896
Equipment note	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	2,087	—
Draw term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,950	—
Revolving credit facility	OpenKey	April 30, 2020	Prime Rate(4) + 2.75%	—	—
Term loan	Pure Wellness	October 1, 2018	5.00%	—	220
Revolving credit facility	Pure Wellness	On demand	Prime Rate(4) + 1.00%	60	100
Term loan	RED	April 5, 2025	Prime Rate(4) + 1.75%	695	—
Revolving credit facility	RED	March 5, 2019	Prime Rate(4) + 1.75%	118	—
Term loan	RED	February 1, 2029	Prime Rate(4) + 2.00%	1,785	—
Notes payable				18,006	11,947
Less deferred loan costs, net				(234)	(240)
Notes payable less net deferred loan costs				17,772	11,707
Less current portion				(2,595)	(1,751)
Notes payable, net - non-current				$15,177	$9,956
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(1) Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.
(2) Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.
(3) The one-month LIBOR rate was 2.50% and 1.56% at December 31, 2018 and 2017, respectively.
(4) Prime Rate was 5.50% and 4.50% at December 31, 2018 and 2017, respectively.

Schedule of Maturities of Long-term Debt
Excluding capital lease obligations (see note 8) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2019	$2,074
2020	1,933
2021	1,939
2022	10,006
2023	297
Thereafter	1,096
Total	$17,345